Fair Value Measurement (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Assets:
Marketable debt securities designated at fair value through profit or loss (Note 5):	[1]	$ 1,156	$ 1,209
Marketable debt securities measured at fair value through other comprehensive income (Note 5):		8,757	12,929
Foreign currency derivative contracts		354	2,400
Dividend preference derivative in TSG	[2]	2,733
Total financial assets		1,664,161	1,563,637
Liabilities:
Put options of non-controlling interests	[3]	56,599	52,876
Contingent consideration	[3]	7,047	6,345	[4]
Total financial liabilities		63,646	59,221	[4]
Fair value measurements, Level 1 [Member]
Assets:
Marketable debt securities designated at fair value through profit or loss (Note 5):
Marketable debt securities measured at fair value through other comprehensive income (Note 5):
Foreign currency derivative contracts
Dividend preference derivative in TSG	[2]
Total financial assets
Liabilities:
Put options of non-controlling interests	[3]
Contingent consideration	[3]
Total financial liabilities
Fair value measurements, Level 2 [Member]
Assets:
Marketable debt securities designated at fair value through profit or loss (Note 5):		1,156	1,209
Marketable debt securities measured at fair value through other comprehensive income (Note 5):		8,757	12,929
Foreign currency derivative contracts
Dividend preference derivative in TSG	[2]
Total financial assets		9,913	14,138
Liabilities:
Put options of non-controlling interests	[3]
Contingent consideration	[3]
Total financial liabilities
Fair value measurements, Level 3 [Member]
Assets:
Marketable debt securities designated at fair value through profit or loss (Note 5):
Marketable debt securities measured at fair value through other comprehensive income (Note 5):
Foreign currency derivative contracts		354
Dividend preference derivative in TSG	[2]	2,733	2,400
Total financial assets		3,087	2,400
Liabilities:
Put options of non-controlling interests	[3]	56,599	52,876
Contingent consideration	[3]	7,047	6,345	[4]
Total financial liabilities		$ 63,646	$ 59,221	[4]

[1]	The Group recognized gains (losses) from marketable securities classified as held for trading (until December 31, 2017) or debt instruments measured at fair value through profit or loss (commencing from January 1, 2018) in amounts of $136, ($149) and $53 during the years ended December 31, 2016, 2017 and 2018, respectively.
[2]	The fair value of dividend preference derivative in TSG was estimated using the Monte-Carlo simulation technique.
[3]	The fair value of put options of non-controlling interests and contingent consideration was determined based on the present value of the future expected cash flow.
[4]	Adjustment to comparative data